Related Party Transactions	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 21: — RELATED PARTY TRANSACTIONS

Sun controls 79.2% of the voting power in the Company. In addition, the Company has substantial relationships with Sun. Certain of Taro’s Board members are also on Sun Pharma’s Board of Directors, including our Chairman, Dilip Shanghvi who is also Managing Director of Sun Pharma’s Board of Directors. In addition, certain of Taro’s officers and executives are also executives of Sun. Taro’s Chief Executive Officer, Kal Sundaram, is also a member of the Board of Directors of Taro and in charge of the Americas for Sun Pharma and an officer of a number of direct and indirect subsidiaries of Sun.

Since 2013, Taro entered into various commercial transactions, including product distribution and service agreements with Sun in the ordinary course of our business. The Company does not currently deem any of these transactions material or unusual and believes that terms of these transactions are comparable to those offered by or that could be obtained from unrelated third parties. Additionally, pursuant to Israeli legal requirements, each of the transactions was presented to the Audit Committee, which determined that each such transaction was not considered extraordinary pursuant to Israeli legal requirements and therefore did not require shareholder approval.